CONSOLIDATED STATEMENTS OF CASH FLOWS - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Income before income tax	₱ 22,815	₱ 14,569	₱ 22,071
Adjustments for:
Depreciation and amortization (Note 9)	47,240	51,915	34,455
Asset impairment (Note 5)	8,065	8,258	11,042
Interest on loans and other related items – net (Note 5)	6,783	7,014	6,956
Pension benefit costs (Notes 5 and 25)	1,855	1,607	1,775
Amortization of intangible assets (Notes 5 and 14)	892	835	929
Foreign exchange losses – net (Notes 5 and 9)	771	411	2,785
Incentive plan (Notes 5 and 25)	208	827
Impairment of investments (Notes 10 and 11)	172	2,562	5,515
Accretion on financial liabilities (Notes 5 and 20)	145	219	230
Equity share in net losses (earnings) of associates and joint ventures (Notes 5 and 10)	87	(2,906)	(1,181)
Losses (gains) on disposal of property and equipment (Note 9)	(12)	159	(1,360)
Gains on disposal of investment in associates and joint ventures (Note 10)	(144)	(6,512)	(7,365)
Gains on derivative financial instruments – net (Notes 5 and 27)	(1,086)	(533)	(996)
Interest income (Note 5)	(1,943)	(1,412)	(1,046)
Gains on deconsolidation of subsidiary (Note 10)	(12,054)
Gains on disposal of investment property (Note 13)		(80)
Others	(1,076)	(2,443)	(400)
Operating income before changes in assets and liabilities	72,718	74,490	73,410
Decrease (increase) in:
Prepayments	969	(212)	(5,634)
Current portion of advances and other noncurrent assets	(5,287)	162	(99)
Trade and other receivables	(12,175)	(10,674)	(7,060)
Inventories and supplies	26	(542)	(917)
Contract assets	390
Increase (decrease) in:
Customers’ deposits	(250)	13	1
Pension and other employee benefits	(5,733)	(5,841)	(5,863)
Other noncurrent liabilities	(11)	38	(10)
Accounts payable	7,729	4,622	1,358
Accrued expenses and other current liabilities	5,184	(1,392)	755
Net cash flows generated from operations	63,560	60,664	55,941
Income taxes paid	(2,444)	(4,550)	(6,965)
Net cash flows from operating activities	61,116	56,114	48,976
CASH FLOWS FROM INVESTING ACTIVITIES
Interest received	1,115	1,217	947
Proceeds from:
Collection of notes receivable	11,707	2,001
Disposal of financial assets at fair value through profit or loss	11,643
Proceeds from maturity of short-term investments	6,102	20,254	1,557
Disposal of investments in associates and joint ventures (Note 10)	1,710	14,884	17,000
Disposal of property and equipment (Note 9)	345	484	1,889
Redemption of debt instruments at amortized cost	105
Disposal of available-for-sale financial investments		1,000	2,502
Redemption of investment in debt securities		456	609
Disposal of investment properties		290
Payments for:
Acquisition of intangible assets (Note 14)	(21)	(137)	(159)
Purchase of investments in associates and joint ventures (Note 10)	(111)	(5,633)	(21,524)
Interest capitalized to property and equipment (Notes 5 and 9)	(1,524)	(816)	(566)
Purchase of investments - net of cash acquired	(2,814)	(266)	(22)
Purchase of short-term investments	(5,992)	(18,424)	(2,734)
Disposal of property and equipment (Note 9)	(47,247)	(36,616)	(42,259)
Purchase of available-for-sale financial investments		(76)	(3,500)
Purchase of investment properties			(6)
Purchase of investment in debt securities			(20)
Dividends received		833	4,409
Increase in advances and other noncurrent assets - net of current portion	(72)	(511)	(105)
Net cash flows used in investing activities	(25,054)	(21,060)	(41,982)
CASH FLOWS FROM FINANCING ACTIVITIES
Availments of long-term debt (Notes 20 and 28)	20,500	26,255	40,569
Derivative financial instruments (Note 27)	886	218
Issuance of perpetual notes (Note 19)		4,165
Issuance of capital stock			5
Payments for:
Debt issuance costs (Notes 20 and 28)	(38)	(153)	(185)
Distribution charges on perpetual notes (Note 19)	(236)	(177)
Interest – net of capitalized portion (Notes 5 and 20)	(6,614)	(7,076)	(6,512)
Cash dividends (Notes 19 and 28)	(13,928)	(16,617)	(22,987)
Long-term debt (Notes 20 and 28)	(18,740)	(39,199)	(19,650)
Long-term financing for capital expenditures (Note 28)		(7,735)	(6,040)
Derivative financial instruments (Note 27)			(541)
Decrease in treasury shares under employee benefit trust	26
Net cash flows used in financing activities	(18,144)	(40,319)	(15,341)
NET EFFECT OF FOREIGN EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	831	(552)	614
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	18,749	(5,817)	(7,733)
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR (Note 15)	32,905	38,722	46,455
CASH AND CASH EQUIVALENTS AT END OF THE YEAR (Note 15)	₱ 51,654	₱ 32,905	₱ 38,722